CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (DEFICIT) (Parenthetical) (USD $)	1 Months Ended		2 Months Ended	4 Months Ended	8 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended					15 Months Ended	6 Months Ended	12 Months Ended					15 Months Ended
	Nov. 30, 2012	Aug. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Aug. 31, 2012	Dec. 31, 2007	Jun. 30, 2013 Minimum [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2010 Minimum [Member]	Dec. 31, 2009 Minimum [Member]	Dec. 31, 2008 Minimum [Member]	Dec. 31, 2005 Minimum [Member]	Jun. 30, 2013 Maximum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2011 Maximum [Member]	Dec. 31, 2010 Maximum [Member]	Dec. 31, 2009 Maximum [Member]	Dec. 31, 2008 Maximum [Member]	Dec. 31, 2005 Maximum [Member]
Issuance of shares (unaudited) (in dollars per share)	$ 2.00	$ 1.72	$ 2.00	$ 2.25	$ 1.72	$ 1.58	$ 1.67	$ 1.32	$ 1.63	$ 1.43	$ 1.16	$ 1.58	$ 0.02	$ 1.73	$ 1.94	$ 1.95	$ 1.57	$ 1.32	$ 1.59	$ 1.13